FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:            (a)
             or fiscal year ending: 12/31/2002 (b)

Is this a transition report? (Y/N)  N
                                  -----

Is this an amendment to a previous filing?  (Y/N)  N
                                                 -----

Those items or sub-items with a box "[/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A. Registrant Name: Tax Exempt Securities Trust

  B. File Number: 811-02560

  C. Telephone Number: 800-223-2532

2.A. Street: 388 Greenwich St.

  B. City: New York     c. State: NY  D. Zip Code: 10013 E. Zip Ext.:

  E. Foreign Country:

3.   Is this the first filing on this form by Registrant?  (Y/N)           N
                                                                ------   ----

4.   Is this the last filing on this form by Registrant?  (Y/N)            N
                                                               -------   ---

5.   Is Registrant a small business investment company (SBIC)? (Y/N)       N
                                                                    --   ---
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                    Y
                                                       ---------------   ---
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A. Is Registrant a series or multiple portfolio company? (Y/N)
                                                                ------
     [If answer is "N" (No), go to item 8.]

  B. How many separate series or portfolios did Registrant have at the end of the period?
                       -----------------------------------------------

For period ending 12/31/2002                            If filing more than one
File number 811-02560                                   Page 47, "X" box: [ ]


UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name:

    B.[/] File Number (If any):

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

111.A.[/] Depositor Name:

    B.[/] File Number (If any):

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

112.A.[/] Sponsor Name:

    B.[/] File Number (If any):

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------
112.A.[/] Sponsor Name:

    B.[/] File Number (If any):

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

For period ending 12/31/2002                            If filing more than one
File number 811-02560                                   Page 48, "X" box: [ ]


113.A.[/] Trustee Name:

    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------
113.A.[/] Trustee Name: The Bank of New York

    B.[/] City: New York        State: NY  Zip Code: 10826   Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

114.A.[/] Principal Underwriter Name:

    B.[/] File Number:

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------
114.A.[/] Principal Underwriter Name:
                                       --------------------------------------
    B.[/] File Number:

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

115.A.[/] Independent Public Accountant Name:
                                            ---------------------------------
    B.[/] City:             State:          Zip Code:           Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

115.A.[/]Independent Public Accountant Name:
                                            ---------------------------------
    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

For period ending 12/31/2002                            If filing more than one
File number 811-02560                                   Page 49, "X" box: [ ]


116. Family of investment companies information:

     A.  [/] Is Registrant part of a family of investment companies? (Y/N)  N
                                                                           ---
                                                                           Y/N

     B.  [/] Identify the family in 10 letters:
                                                ---------
         (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117  A. [/] Is Registrant a separate account of an insurance company? (Y/N) N
                                                                           ---
                                                                           Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)
                                                                           ---
                                                                           Y/N

     C. [/] Scheduled premium variable life contracts? (Y/N)
                                                                           ---
                                                                           Y/N

     D. [/] Flexible premium variable life contracts? (Y/N)
                                                                           ---
                                                                           Y/N

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)
                                                                           ---
                                                                           Y/N

118. [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933    797
                                                                         -------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period                                        167
                                                                         -------

120. [/] State the total value of portfolio securities on the date of deposit for the new series included in item 119 ($000's
         omitted)                                                       $647,960
                                                                         -------

121. [/] State the number of series for which a current prospectus was
         in existence at the end of the period                              286
                                                                         -------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period                                           38
                                                                         -------

For period ending 12/31/2002                            If filing more than one
File number 811-02560                                   Page 50, "X" box: [ ]


123. [/] State the total value of additional units considered in
         answering item 119 ($000's omitted)                          $1,437,497
                                                                       ---------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's
         omitted)                                                       $      0
                                                                         -------

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to toher brokers or dealers) by
         Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
         Registrant ($000's omitted)                                    $ 80,675
                                                                         -------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
     omitted)                                                           $ 10,769
             ----------------------------------------------------------  -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                         Number of  Total Assets  Total Income
                                           Series     ($000's     Distributions
                                         Investing    omitted)  ($000's omitted)
                                         ---------    --------  ----------------

A.   U.S. Treasury direct issue           11         $23,322        $0
                                          --------    ---------      --------

B.   U.S. Government agency               3          $3,936         $364
                                          --------    ---------      --------

C.   State or municipal tax-free          718        $2,189,107     $108,244
                                          --------    ---------      --------

D.   Public utility debt                             $              $
                                          --------    ---------      --------

E.   Brokers or dealers debt or debt of
     brokers' or dealers' parent                     $              $
                                          --------    ---------      --------

F.   All other corporate intermed. &
     long-term debt                       1          $1,528         $109
                                          --------    ---------      --------

G.   All other corporate short-term debt             $              $
                                          --------    ---------      --------

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers                                         $              $
                                          --------    ---------      --------

I.   Investment company equity
     securities                                      $              $
                                          --------    ---------      --------

J.   All other equity securities          64         $2,358,502     $41,907
                                          --------    ---------      --------

K.   Other securities                                $              $
                                          --------    ---------      --------

L.   Total assets of all series of
     registrant                           797        $4,576,396     $150,625
                                          --------    ---------      --------

For period ending 12/31/2002                            If filing more than one
File number 811-02560                                   Page 51, "X" box: [ ]


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
         entity other than the issuer? (Y/N)                                Y
                                                                           ---
                                                                           Y/N
         (If answer is "N" (No), go to item 131.)

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y/N)                   Y
                                                                           ---
                                                                           Y/N
         (If answer is "N" (No), go to item 131.)

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
         item 129 derived from insurance or guarantees? (Y/N)               Y
                                                                           ---
                                                                           Y/N

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                         $7,945
                                                                        --------

132 [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-03764     811-02629     811-          811-          811-
             --------      --------      --------      --------      --------

         811-03647     811-02787     811-          811-          811-
             --------      --------      --------      --------      --------

         811-04324     811-02551     811-          811-          811-
             --------      --------      --------      --------      --------

         811-04583     811-02560     811-          811-          811-
             --------      --------      --------      --------      --------

         811-04281     811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-05208     811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-03491     811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-02302     811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-02960     811-          811-          811-          811-
             --------      --------      --------      --------      --------

This report is signed on behalf of Registrant.

City of: New York       State of: New York      Date: February 28, 2003

Name of Registrant: Tax Exempt Securities Trust


                                        By: /s/ Kevin E. Kopczynski
                                            ---------------------------
                                            Name: Kevin E. Kopczynski
                                            Title: Director


Attest: /s/ William Renahan
        ---------------------------
        Name: William Renahan
        Title: VP